Accounts Receivable, Net (Details) - Schedule of allowance for doubtful accounts - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of allowance for doubtful accounts [Abstract]
Beginning balance	$ 217,676	$ 122,056	$ 89,069
Provision	140,204	82,647	34,356
Write off	(136,602)
Exchange rate effect	(68,510)	12,973	(1,369)
Ending balance	$ 152,768	$ 217,676	$ 122,056